Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deposits [Line Items]
Checking, Amount	$ 655,933	$ 606,504
Savings, Amount	283,169	260,933
Money market, Amount	1,128,604	1,110,962
Certificates of deposit, Amount	2,543,740	2,572,244
Total non-certificates, Amount	2,067,706	1,978,399
Deposits, Total	4,611,446	4,550,643
Checking, Weighted Average Rate	0.04%	0.04%
Savings, Weighted Average Rate	0.13%	0.11%
Money market, Weighted Average Rate	0.23%	0.25%
Total non-certificates, Weighted Average Rate	0.16%	0.17%
Certificates of deposit, Weighted Average Rate	1.21%	1.44%
Deposits, Weighted Average Rate	0.74%	0.89%
Checking, % of Total	14.20%	13.30%
Savings, % of Total	6.10%	5.80%
Money market, % of Total	24.50%	24.40%
Total non-certificates, % of Total	44.80%	43.50%
Certificates of deposit, % of Total	55.20%	56.50%
Deposits, % of Total	100.00%	100.00%
Certificates Of Deposit: 0.00 - 0.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	1,179,921	1,005,724
Certificates of deposit, Weighted Average Rate	0.48%	0.55%
Certificates of deposit, % of Total	25.60%	22.10%
Certificates Of Deposit: 1.00 - 1.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	852,258	800,745
Certificates of deposit, Weighted Average Rate	1.40%	1.44%
Certificates of deposit, % of Total	18.50%	17.60%
Certificates Of Deposit: 2.00 - 2.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	476,003	663,985
Certificates of deposit, Weighted Average Rate	2.54%	2.51%
Certificates of deposit, % of Total	10.30%	14.60%
Certificates Of Deposit: 3.00 - 3.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	35,014	95,765
Certificates of deposit, Weighted Average Rate	3.09%	3.21%
Certificates of deposit, % of Total	0.80%	2.10%
Certificates Of Deposit: 4.00 - 4.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	$ 544	$ 6,025
Certificates of deposit, Weighted Average Rate	4.38%	4.50%
Certificates of deposit, % of Total		0.10%